CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

3     CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows is as follows:

	As of December 31,
	2019	2020

Cash	5,810,938	16,259,457
Restricted cash - current assets	34,299	86,829
Restricted cash - non-current assets	128,025	146,643

Total cash and restricted cash shown in the consolidated statements of cash flows	5,973,262	16,492,929

Restricted cash included in non-current assets was to secure the repayment of long-term bank borrowings and related interests.